FORGIVENESS OF DEBT DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
FORGIVENESS OF DEBT DISCLOSURE

11.FORGIVENESS OF DEBT

During the year ended January 31, 2025, the Company recorded $14,916 as forgiveness of debt associated with the write-off of a provision which exceeded the statute of limitations. In addition, a former director forgave $10,000 in previously unpaid consulting fees (Note 12).

The Company did not have similar transactions during the years ended January 31, 2024 and 2023.